Cash Flow Information (Notes)	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Cash Flow Information
Cash Flow Information
A. Change in Non-Cash Operating Working Capital

Year ended Dec. 31	2017	2016	2015
(Use) source:
Accounts receivable	(228)	(23)	(77)
Prepaid expenses	(75)	5	(3)
Income taxes receivable	8	(4)	1
Inventory	(7)	11	(9)
Accounts payable, accrued liabilities, and provisions	186	81	(152)
Income taxes payable	2	3	(2)
Change in non-cash operating working capital	(114)	73	(242)

B. Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2016	Cash flows	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2017
Long-term debt and finance lease obligations	4,361	(545)	14	—	(115)	(8)	3,707
Dividends payable (common and preferred)	54	(86)	—	64	—	2	34
Total liabilities from financing activities	4,415	(631)	14	64	(115)	(6)	3,741